VARIABLE INTEREST ENTITY	12 Months Ended
Dec. 31, 2011
Variable Interest Entity [Abstract]
Variable Interest Entity [Text Block]

NOTE 3 — VARIABLE INTEREST ENTITY

Rotvig Labs, LLC

In January 2011, the Company acquired a 50% membership interest in Rotvig Labs, LLC (“Rotvig Labs”) for $25,000. Rotvig Labs is also involved on developing applications for the mobile game industry. The Company evaluated its investment in Rotvig Labs and determined that it was the primary beneficiary and held a controlling interest in Rotvig Labs, and that the assets, liabilities and operations of Rotvig Labs should be consolidated into its financial statements. The key assumption in making this determination was that the Company held the sole cash basis investment at risk in the entity and share common management. The other founding member contributed services to the entity, which were recorded based on the agreed-upon capital contribution of $25,000, which approximates the fair value of the services rendered and the non-controlling interest at acquisition. The assets of Rotvig Labs can only be used to satisfy the liabilities of Rotvig Labs.

Included in the accompanying financial statements are the following assets and liabilities of Rotvig Labs as of December 31, 2011:

Assets:
Cash	$25,000
Liabilities:
Due to member of Andover Games, LLC	4,500

In April 2011, Rotvig Labs entered into a Service and Profit Sharing Agreement with Concepts Art House, Inc (“CAH”), a graphics design company. Under this agreement, CAH would provide $40,000 in committed art services in exchange for an eight percent (8%) membership interest in Rotvig Labs. CAH's membership interest is subject to vesting, whereby the equity interest is earned 25% for each $10,000 of committed art services provided for under the agreement. As of December 31, 2011, CAH had provided all such services and therefore had earned an 8% membership interest. Thus, the Company owns 46% of the membership interest of Rotvig Labs at December 31, 2011. In addition, CAH is entitled to profit sharing of 16% of Rotvig Labs’ gross revenue up to a cumulative amount of $80,000. After the cumulative 80% is reached CAH is entitled to 8% of gross revenues.